Salaries (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Salaries

4	SALARIES

Group
			Year ended	Year ended
			31-Dec	31-Dec
			2011	2010
			US$’000	US$’000

Average number of employees (including Directors) are as follows:
Administration and finance			18	16
Technical			4	4

			22	20

Group
			Year ended	Year ended
			31-Dec	31-Dec
			2011	2010
			US$’000	US$’000
Gross salaries (including Directors)			778	733
Fees (including Directors)			321	559
Employee benefits and social security costs			50	46

			1,149	1,338

Directors’ and senior management emoluments
				Year ended	Year ended
				31-Dec	31-Dec
		Social		2011	2010
	Salary	Security	Fees	Total	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Total Key Management Personnel compensation	386	27	321	734	980

All Directors’ remuneration is paid in cash in accordance with their contracts. The highest paid Director was paid US$191,000 (2010: US$360,000) in the year.

There are no share-based payment charge during 2011, (2010: US$Nil).